                       [MUNICIPAL MONEY MARKET FUND LOGO]

                                    [PHOTO]

         From Our Family to Yours: The Intelligent Creation of Wealth.





                               SEMIANNUAL REPORT
                     (Unaudited) and Investment Performance
                     Review for the Six Month Period Ended
                               February 28, 1997



                                [HERITAGE LOGO]

                                 --------------
                                 CASH TRUST(TM)
                                 --------------
                          Municipal Money Market Fund

                                                                  March 31, 1997

Dear Fellow Shareholders:

     It is my pleasure to provide you with the semiannual report for Heritage Cash Trust - Municipal Money Market Fund (the "Fund") for the six month period ended February 28, 1997.

     During the past year, there was almost constant speculation about what the Federal Reserve Board would do in an effort to control the growth of the economy and discourage inflation. The stock and bond markets experienced significant volatility as investors worried about whether the economy was growing too fast or too slow. The consensus during most of the year was that we were in a "Goldilocks" economy, growing neither too fast nor too slow but at just the right pace. Short-term interest rates remained relatively constant during this period. One indicator of this consistency is the seven-day effective yield on your Fund. At the end of February 1996, August 1996 and February 1997, the seven-day effective yield stood at 2.83%, 2.92% and 2.77%, respectively.

     In late March, the Federal Reserve Board ("Fed") finally raised short-term rates by 0.25% in a preemptive effort to head off inflation. While we continue to believe that the fundamental economic data do not support further tightening in the near-term, we are fully aware of the Fed's commitment to fight inflation (perhaps even before it appears). In light of this, we have reduced slightly the average maturity of the Fund's portfolio in an effort to take advantage of further increases in short-term rates.

     As we have mentioned in our last two reports to you, the Securities and Exchange Commission ("SEC") is modifying certain rules under which money market funds operate. We now expect these rules to become effective later this year. We do not expect these rules to cause any significant changes in how your Fund is managed.

     Your Fund continues to maintain a AAAm rating from Standard & Poor's Ratings Group. This rating reflects the fact that we follow even more restrictive investment criteria in managing your Fund than required by the SEC. We also continue to provide a wide range of services that, we hope, make your Fund extremely convenient for you to use. These services include free checking, daily sweeps to and from your brokerage accounts and automatic payment programs. If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863.

     Please remember that if you are subject to the alternative minimum tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to a state income tax, a portion of the income your Fund earns from securities issued in your state may be exempt from your state income tax.

     On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Cash Trust - Municipal Money Market Fund.

                                          Sincerely,

                                          /s/ Stephen G. Hill

                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
NOTES, BONDS & VARIABLE RATE DEMAND NOTES--98.8%(A)
-------------------------------------------------
ALASKA--0.8%
$   3,000,000  Alaska Industrial Development Authority, 3.40%(b)
                 Revolving Fund, Series 96B
                 LOC: Bank of America......................................    03/07/97     $  3,000,000
                                                                                            ------------
ARKANSAS--2.1%
    2,100,000  Clark County, 3.40% (b)
                 Solid Waste Revenue Bond
                 Reynolds Metals Project, Series 93, AMT
                 LOC: Trust Company Bank...................................    03/07/97        2,100,000
    5,600,000  City of Jacksonville, 3.45% (b)
                 Industrial Development Revenue Bond
                 Regalware, Inc.
                 LOC: NBD Corporation......................................    03/30/97        5,600,000
                                                                                            ------------
                                                                                               7,700,000
                                                                                            ------------
ARIZONA--1.4%
    5,000,000  Arizona School District, 4.40%
                 Tax Anticipation Note
                 Phoenix Union #210, Series 96.............................    07/31/97        5,008,004
                                                                                            ------------
CALIFORNIA--5.4%
    5,000,000  California GO, 4.50%
                 Revenue Anticipation Note, Series 96/97...................    06/30/97        5,008,448
    5,000,000  California Housing Finance Authority, 4.00%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 96J
                 GIC: Financial Guaranty Insurance Company.................    07/24/97        5,000,000
    5,000,000  Riverside County GO, 4.625%
                 Revenue Anticipation Note
                 School Financing Authority, Series 96.....................    07/17/97        5,010,432
    4,600,000  Stanislaus County GO, 4.50%
                 Tax Revenue Anticipation Note
                 Office of Education, Series 96............................    06/30/97        4,607,324
                                                                                            ------------
                                                                                              19,626,204
                                                                                            ------------
COLORADO--6.1%
    8,000,000  Aurora County, 3.60%(b)
                 Multi-Family Housing Revenue Bond
                 Aurora Meadows Apartments, Series 96, AMT
                 LOC: Federal National Mortgage Association................    03/07/97        8,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
$  10,400,000  Colorado Student Obligation Authority, 3.35% (b)
                 Student Loan Revenue Bond, Series 89A, AMT
                 LOC: Student Loan Marketing Association...................    03/07/97     $ 10,400,000
    2,000,000  Colorado Student Obligation Authority, 3.35% (b)
                 Student Loan Revenue Bond, Series 93B, AMT
                 LOC: Student Loan Marketing Association...................    03/07/97        2,000,000
    1,700,000  El Paso County, 3.30% (b)
                 Multi Family Housing Revenue Bond
                 Briar Glen Apartments, Series 95
                 LOC: General Electric Credit Corporation..................    03/07/97        1,700,000
                                                                                            ------------
                                                                                              22,100,000
                                                                                            ------------
FLORIDA--1.2%
    1,400,000  Citrus Park Community Development District, 3.40% (b)
                 Capital Improvement Bond, Series 96
                 LOC: Dresdner Bank........................................    03/07/97        1,400,000
    3,000,000  Dade County, 4.0%
                 Single Family Mortgage Revenue Bond
                 Home Mortgage Revenue, Series 96, AMT
                 GIC: Financial Guaranty Insurance Company.................    10/01/97        3,000,000
                                                                                            ------------
                                                                                               4,400,000
                                                                                            ------------
HAWAII--2.9%
   10,700,000  Hawaii Housing Finance Authority, 3.30% (b)
                 Multi Family Housing Revenue Bond
                 Tropicana West Project A, Series 85
                 LOC: Federal Home Loan Bank...............................    03/07/97       10,700,000
                                                                                            ------------
ILLINOIS--4.1%
    1,100,000  City of Bolingbrook, 3.45% (b)
                 Multi Family Housing Revenue Bond
                 Amberton Apartments, Series 94, AMT
                 LOC: Lasalle National Trust, N.A..........................    03/07/97        1,100,000
    2,000,000  Illinois Development Finance Authority, 3.35% (b)
                 Multi Family Housing Revenue Bond
                 River Oaks Project, Series 88, AMT
                 LOC: Credit Suisse........................................    03/07/97        2,000,000
    2,250,000  Illinois Toll Highway Authority, 3.25% (b)
                 Series 93B
                 LOC: Societe Generale.....................................    03/07/97        2,250,000
    1,120,000  Lake County, 3.40% (b)
                 Sewer Revenue Bond
                 Countryside Landfill, Series 96B, AMT
                 LOC: Morgan Guaranty Trust Company........................    03/07/97        1,120,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
$   6,000,000  City of Lisle Housing Finance Authority, 3.55% (b)
                 Multi Family Housing Revenue Bond
                 Devonshire Project, Series 91, AMT
                 LOC: American National Bank of Chicago....................    03/07/97     $  6,000,000
    2,400,000  Southwestern, 3.40% (b)
                 Industrial Development Revenue Bond
                 Robinson Steel Company, Series 91
                 LOC: American National Bank of Chicago....................    03/07/97        2,400,000
                                                                                            ------------
                                                                                              14,870,000
                                                                                            ------------
INDIANA--8.5%
    2,240,000  City of Crawfordsville, 3.50% (b)
                 Industrial Development Revenue Bond
                 Precision Plastics of Indiana, Series 92
                 LOC: Northern Trust Company...............................    03/07/97        2,240,000
    6,770,000  Hamilton Hospital, 3.35% (b)
                 Hospital Revenue Bond
                 St. Vincent's Hospital Care Center, Daughters of
                 Charity...................................................    03/07/97        6,770,000
    2,000,000  City of Indianapolis, 3.50% (b)
                 Industrial Development Revenue Bond
                 Altec Industries Inc., Project, Series 89, AMT
                 LOC: Wachovia Bank and Trust..............................    03/07/97        2,000,000
    8,000,000  City of Jeffersonville, 4.25% (b)
                 Industrial Development Revenue Bond
                 Apollo America Corporation, Series 91, AMT
                 LOC: Chase Manhattan Bank.................................    03/07/97        8,000,000
    4,780,000  City of North Vernon, 3.50% (b)
                 Multi Family Housing Revenue Bond
                 Oak Meadows Apartments Project, Series 95, AMT
                 LOC: Federal Home Loan Bank...............................    03/07/97        4,780,000
    2,800,000  City of Portage, 3.40% (b)
                 Multi Family Housing Revenue Bond
                 Pedcor Investment Apartments Project, Series 95A, AMT
                 LOC: Federal Home Loan Bank...............................    03/07/97        2,800,000
    4,200,000  City of Westfield, 3.40% (b)
                 Industrial Development Revenue Bond
                 PL Porter Project, Series 89, AMT
                 LOC: Bank of America......................................    03/07/97        4,200,000
                                                                                            ------------
                                                                                              30,790,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
LOUISIANA--4.3%
$   3,770,000  Calcasieu Parish, 3.35% (b)
                 Sales Tax District No. 4-A, Series 94
                 LOC: National Westminster.................................    03/07/97     $  3,770,000
    3,750,000  Calcasieu Parish, 3.35% (b)
                 Sales Tax District No. 4-A, Series 94
                 LOC: National Westminster.................................    03/07/97        3,750,000
    6,700,000  Lincoln Parish, 3.40% (b)
                 Sewer Revenue Bond
                 Willamette Industrial Project, Series 96, AMT
                 LOC: Deutsche Bank........................................    03/07/97        6,700,000
    1,500,000  St. Charles Parish, 3.55% (b)
                 Pollution Control Revenue Bond
                 Shell Oil Company Project, Series 91, AMT.................    03/07/97        1,500,000
                                                                                            ------------
                                                                                              15,720,000
                                                                                            ------------
MICHIGAN--3.0%
    5,000,000  Michigan Hospital Finance Authority, 3.35% (b)
                 St. Mary's Hospital
                 Daughters of Charity, Series 1984.........................    03/07/97        5,000,000
    6,000,000  Wayne County, 3.35% (b)
                 Airport Revenue Bond
                 Detroit Wayne County Airport, Series 96B, AMT
                 LOC: Bayerische Landesbank................................    03/07/97        6,000,000
                                                                                            ------------
                                                                                              11,000,000
                                                                                            ------------
MINNESOTA--1.2%
    4,300,000  City of St. Paul, 3.65% (b)
                 Multi Family Housing Revenue Bond
                 Kendrick Apartments, AMT
                 LOC: First Bank Systems...................................    03/07/97        4,300,000
                                                                                            ------------
MISSOURI--0.5%
    2,000,000  City of St. Joseph, 3.50% (b)
                 Industrial Development Revenue Bond
                 Altec Industries, Inc., Series 89, AMT
                 LOC: Wachovia Bank & Trust................................    03/07/97        2,000,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
NORTH CAROLINA--0.4%
$   1,500,000  Union County, 3.25% (b)
                 Industrial Development Revenue Bond
                 Square D Company Project, Series 88, AMT
                 LOC: Morgan Guarantee Trust Company.......................    03/07/97     $  1,500,000
                                                                                            ------------
NEW HAMPSHIRE--6.1%
    9,000,000  New Hampshire Business Finance Authority, 3.45% (b)
                 Pollution Control Revenue Bond
                 Public Service of New Hampshire, Series 92D, AMT
                 LOC: Barclays Bank........................................    03/07/97        9,000,000
    5,300,000  New Hampshire, 3.40% (b)
                 Pollution Control Revenue Bond
                 Connecticut Light & Power, Series 92
                 LOC: Canadian Imperial....................................    03/07/97        5,300,000
    2,695,000  New Hampshire Housing Finance Authority, 3.40% (b)
                 Multi Family Housing Revenue Bond
                 Countryside LTD Project, Series 94, AMT
                 LOC: General Electric Credit Corporation..................    03/07/97        2,695,000
    3,600,000  New Hampshire Housing Finance Authority, 3.40% (b)
                 Multi Family Housing Revenue Bond
                 Fairways Project, AMT
                 LOC: General Electric Credit Corporation..................    03/07/97        3,600,000
    1,600,000  New Hampshire Industrial Development Authority, 3.40% (b)
                 Pollution Control Revenue Bond
                 Connecticut Light & Power, Series 88, AMT
                 LOC: Union Bank of Switzerland............................    03/07/97        1,600,000
                                                                                            ------------
                                                                                              22,195,000
                                                                                            ------------
OHIO--6.6%
   13,265,000  City of Columbus, GO, 3.20% (b)
                 Series 96-1
                 LOC: Westdeutsche Landesbank..............................    03/07/97       13,265,000
    3,000,000  Ohio Air Authority, 3.40% (b)
                 Pollution Control Revenue Bond
                 JMG Funding Partnership, Series 95A, AMT
                 LOC: Societe Generale.....................................    03/07/97        3,000,000
    7,900,000  Ohio Air Authority, 3.35% (b)
                 Pollution Control Revenue Bond
                 JMG Funding Partnership, Series 95B, AMT
                 LOC: Societe Generale.....................................    03/07/97        7,900,000
                                                                                            ------------
                                                                                              24,165,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
OKLAHOMA--2.6%
$   2,000,000  Oklahoma Development Finance Authority, 3.45% (b)
                 Shawnee Funding Project, Series 96, AMT
                 LOC: Bank of Nova Scotia..................................    03/07/97     $  2,000,000
    7,500,000  Optima Municipal Authority, 3.45% (b)
                 Industrial Development Revenue Bond
                 Seaboard Project, Series 94, AMT
                 LOC: Trust Company Bank...................................    03/07/97        7,500,000
                                                                                            ------------
                                                                                               9,500,000
                                                                                            ------------
OREGON--2.3%
    8,500,000  Port of Portland, 3.40% (b)
                 Industrial Development Revenue Bond
                 Portland Bulk Terminal, Series 96
                 LOC: Canadian Imperial Bank of Commerce...................    03/07/97        8,500,000
                                                                                            ------------
PENNSYLVANIA--2.7%
    2,400,000  City of Emmaus, 3.35% (b)
                 Bond Pool Project, Series 89D-10
                 LOC: Canadian Imperial Bank of Commerce...................    03/07/97        2,400,000
    3,700,000  Pennsylvania Higher Education, 3.40% (b)
                 Student Loan Revenue Bond, Series 88C, AMT
                 LOC: Student Loan Marketing Association...................    03/07/97        3,700,000
    3,900,000  Pennsylvania Higher Education, 3.40% (b)
                 Student Loan Revenue Bond, Series 94A, AMT
                 LOC: Student Loan Marketing Association...................    03/07/97        3,900,000
                                                                                            ------------
                                                                                              10,000,000
                                                                                            ------------
RHODE ISLAND--1.6%
    2,600,000  City of Providence, 3.40% (b)
                 Washington Street Public Parking Garage, Series 91, AMT
                 LOC: Morgan Guaranty Trust Company........................    03/07/97        2,600,000
    2,000,000  Rhode Island Higher Education, 3.40% (b)
                 Student Loan Revenue Bond, Series 95-1, AMT
                 LOC: National Westminster.................................    03/07/97        2,000,000
    1,300,000  Rhode Island Higher Education, 3.40% (b)
                 Student Loan Revenue Bond, Series 96-3, AMT
                 LOC: National Westminster.................................    03/07/97        1,300,000
                                                                                            ------------
                                                                                               5,900,000
                                                                                            ------------
TENNESSEE--2.4%
    3,700,000  Rutherford County, 3.45% (b)
                 Industrial Development Revenue Bond
                 Outboard Marine Project, Series 87, AMT
                 LOC: NBD Corporation......................................    03/07/97        3,700,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
$   5,000,000  Tennessee Housing Development Authority, 4.0% (b)
                 Single Family Mortgage Revenue Bond
                 Homeownership Program, Series 1996-5......................    08/21/97     $  4,998,533
                                                                                            ------------
                                                                                               8,698,533
                                                                                            ------------
TEXAS--14.9%
   14,600,000  Bexar County Housing Finance Authority, 3.35% (b)
                 Multi Family Housing Revenue Bond
                 Altamonte Apartments, Series 96, AMT......................    03/07/97       14,600,000
    3,500,000  Brazos Higher Education, 3.35% (b)
                 Student Loan Revenue Bond, Series B1, AMT
                 LOC: Student Loan Marketing Association...................    03/07/97        3,500,000
    8,500,000  City of Lago Vista Health Facility, 3.35% (b)
                 The Island on Lake Travis, Series 86, AMT
                 LOC: Credit Suisse........................................    03/07/97        8,500,000
    7,300,000  City of Galveston, 3.40% (b)
                 Industrial Development Revenue Bond
                 Mitchell Project, Series 93A, AMT
                 LOC: National Westminster.................................    03/07/97        7,300,000
    1,300,000  Panhandle Plains, 3.35% (b)
                 Student Loan Revenue Bond, Series 91B
                 LOC: Student Loan Marketing Association...................    03/07/97        1,300,000
    1,000,000  Panhandle Plains, 3.35% (b)
                 Student Loan Revenue Bond, Series 92A
                 LOC: Student Loan Marketing Association...................    03/07/97        1,000,000
    7,000,000  Port of Port Arthur, 3.40% (b)
                 Industrial Development Revenue Bond
                 Star Enterprises Project, Series 94, AMT
                 LOC: Swiss Bank...........................................    03/07/97        7,000,000
    1,500,000  Sabine River, 3.60% (b)
                 Pollution Control Revenue Bond
                 Texas Utilities, Series 95C, AMT
                 LOC: Union Bank of Switzerland............................    03/07/97        1,500,000
    9,400,000  South Texas Higher Education, 3.35% (b)
                 Student Loan Revenue Bond, Series 95A, AMT
                 LOC: Student Loan Marketing Association...................    03/07/97        9,400,000
                                                                                            ------------
                                                                                              54,100,000
                                                                                            ------------
UTAH--2.5%
    9,100,000  Salt Lake County, 3.50% (b)
                 Solid Waste Revenue Bond
                 Kennecott Copper Corporation, AMT.........................    03/07/97        9,100,000
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
VIRGINIA--10.4%
               City of Alexandria Redevelopment and Housing Authority,
$   2,000,000  3.50% (b)
                 Multi Family Housing Revenue Bond
                 Buckingham Village Apartments, Series 96B, AMT
                 LOC: First Union Bank of North Carolina...................    03/07/97     $  2,000,000
    1,600,000  Amelia County, 3.45% (b)
                 Solid Waste Revenue Bond, AMT
                 Chambers Waste Systems, Inc.
                 LOC: Morgan Guaranty Trust Company........................    03/07/97        1,600,000
    4,450,000  City of Charles, 3.45% (b)
                 Solid Waste Revenue Bond, AMT
                 Chambers Development of Virginia, Series 91
                 LOC: Morgan Guaranty Trust Company........................    03/07/97        4,450,000
    1,500,000  City of Charles, 3.45% (b)
                 Solid Waste Revenue Bond, AMT
                 Chambers Development of Virginia, Series 96
                 LOC: Morgan Guaranty Trust Company........................    03/07/97        1,500,000
    6,505,000  Fairfax County Development Authority, 3.50% (b)
                 Fair Lakes D&K LTD Partnership, Series 96, AMT
                 LOC: First Union Bank of North Carolina...................    03/07/97        6,505,000
    2,700,000  King George County, 3.55% (b)
                 Industrial Development Revenue Bond
                 Birchwood Power Project, Series 94A, AMT
                 LOC: Credit Suisse........................................    03/01/97        2,700,000
    1,000,000  King George County, 3.55% (b)
                 Industrial Development Revenue Bond
                 Birchwood Power Project, Series 94B, AMT
                 LOC: Credit Suisse........................................    03/01/97        1,000,000
               City of Richmond Redevelopment and Housing Authority, 3.50%
    7,500,000  (b)
                 Multi Family Housing Revenue Bond
                 Tobacco Row, Series 89B-5, AMT
                 GIC: Bayerische Landesbank................................    03/07/97        7,500,000
               City of Richmond Redevelopment and Housing Authority, 3.50%
   10,660,000  (b) Multi-Family Housing Revenue Bond
                 Tobacco Row, Series 89B-7, AMT
                 GIC: Bayerische Landesbank................................    03/07/97       10,660,000
                                                                                            ------------
                                                                                              37,915,000
                                                                                            ------------
WASHINGTON--1.2%
    1,300,000  City of Bremerton, FGIC, 4.80%
                 Sewer System Revenue Bond, Series 92A.....................    09/11/97        1,304,724
    3,000,000  Washington, 3.35% (b)
                 Student Loan Revenue Bond, Series 88B, AMT
                 LOC: National Westminster.................................    03/07/97        3,000,000
                                                                                            ------------
                                                                                               4,304,724
                                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                  MATURITY/PUT
   AMOUNT                                                                       DATE*          VALUE
  ---------                                                                  ------------   ------------
WEST VIRGINIA--3.4%
$   3,800,000  Marion County, 3.45% (b)
                 Solid Waste Revenue Bond
                 Grant Town Cogen Project, Series 92A, AMT
                 LOC: National Westminster.................................    03/07/97     $  3,800,000
    4,200,000  Marion County, 3.40% (b)
                 Solid Waste Revenue Bond
                 Grant Town Cogen Project, Series 91B, AMT
                 LOC: National Westminster.................................    03/07/97        4,200,000
    4,400,000  Marion County, 3.40% (b)
                 Solid Waste Revenue Bond
                 Grant Town Cogen Project, Series 90D, AMT
                 LOC: National Westminster.................................    03/07/97        4,400,000
                                                                                            ------------
                                                                                              12,400,000
                                                                                            ------------
WYOMING--0.2%
      500,000  Lincoln County, 3.45% (b)
                 Pollution Control Revenue Bond
                 Exxon Corporation, Series 84A.............................    03/01/97          500,000
                                                                                            ------------
TOTAL INVESTMENTS (cost $359,992,465)(c), 98.8% (a)......................................    359,992,465
OTHER ASSETS AND LIABILITIES, net, 1.2% (a)..............................................      4,402,751
                                                                                            ------------
NET ASSETS (net asset value, offering and redemption price of $1.00 per share;
364,461,592 shares
  outstanding), consisting of paid-in-capital net of accumulated net realized loss of
$66,376, 100.00%.........................................................................   $364,395,216
                                                                                            ============

---------------
  * Earlier of the maturity date or the put date.
(a) Percentages are based on net assets.
(b) Floating Rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(c) The aggregate identified cost for federal income tax purposes is the same.

AMT--Securities subject to Alternative Minimum Tax
FGIC--Federal Guaranty Insurance Company
GIC--Credit enhancement provided by guaranteed investment contract with noted institution
GO--General Obligation
LOC--Credit enhancement provided by letter of credit issued by noted institution

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income
Interest....................................................                $ 6,138,685
Expenses (Notes 1 and 4):
  Management fee............................................  $  858,053
  Distribution fee..........................................     254,449
  Shareholder servicing.....................................      43,407
  Custodian/Fund accounting fees............................      36,681
  Amortization of state registration expenses...............      34,846
  Professional fees.........................................      20,663
  Federal registration fees.................................       9,920
  Reports to shareholders...................................       9,888
  Insurance.................................................       5,441
  Amortization of organization expenses.....................       4,626
  Trustees' fees and expenses...............................       3,731
  Other.....................................................       3,923
                                                              ----------
Total expenses..............................................                  1,285,628
                                                                            -----------
Net investment income resulting from operations.............                $ 4,853,057
                                                                            ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX MONTH
                                                                PERIOD ENDED        FOR THE YEAR
                                                              FEBRUARY 28, 1997         ENDED
                                                                 (UNAUDITED)       AUGUST 31, 1996
                                                              -----------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................    $  4,853,057        $  9,123,484
Distributions to shareholders from net investment income
  ($.014 and $.030 per share, respectively).................      (4,853,057)         (9,123,484)
Increase in net assets from Fund share transactions (Note
  2)........................................................      38,633,744          42,751,733
                                                                ------------        ------------
Increase in net assets......................................      38,633,744          42,751,733
Net assets, beginning of period.............................     325,761,472         283,009,739
                                                                ------------        ------------
Net assets, end of period...................................    $364,395,216        $325,761,472
                                                                ============        ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                             FOR THE SIX MONTH
                                               PERIOD ENDED               FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 1997    ----------------------------------------------
                                                (UNAUDITED)        1996      1995      1994      1993     1992+
                                             -----------------    ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD:......       $1.000          $1.000    $1.000    $1.000    $1.000    $1.000
                                                  ------          ------    ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a).................         .014            .030      .030      .019      .020      .005
LESS DISTRIBUTIONS:
  Dividends from net investment income.....        (.014)          (.030)    (.030)    (.019)    (.020)    (.005)
                                                  ------          ------    ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD:............       $1.000          $1.000    $1.000    $1.000    $1.000    $1.000
                                                  ======          ======    ======    ======    ======    ======
TOTAL RETURN %.............................         1.42(c)         2.98      3.04      1.90      2.02       .47(c)
RATIOS TO AVERAGE DAILY NET
  ASSETS(%)/SUPPLEMENTAL DATA:
  Operating expenses, net(a)...............          .76(b)          .77       .77       .77       .77       .77(b)
  Net investment income....................         2.86(b)         2.94      3.05      1.89      1.98      2.32(b)
  Net assets, end of period ($ millions)...          364             326       283       212       207       102

---------------
 + For the period June 17, 1992 (commencement of operations) to August 31, 1992.
(a) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001 and $.001, per share, for the four periods ended August 31, 1995, respectively. The operating expense ratios including such items would be .79%, .77%, .83% and 1.11% (annualized), respectively. No management fees were waived or recovered for the year ended August 31, 1996. The six month period ended February 28, 1997 includes recovery of previously waived management fees paid to the Manager of less than $.01 per share.
(b) Annualized.
(c) Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At February 28, 1997, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the six month period ended February 28, 1997 and for the year ended August 31, 1996 at a constant net asset value of $1.00 per share, were as follows:

                                                                        FOR THE SIX MONTH
                                                                          PERIOD ENDED
                                                                        FEBRUARY 28, 1997    FOR THE YEAR ENDED
                                                                           (UNAUDITED)        AUGUST 31, 1996
                                                                        -----------------    ------------------
        Shares sold.................................................       802,403,439          1,388,242,449
        Shares issued on reinvestment of distributions..............         5,753,522              8,254,216
        Shares redeemed.............................................      (769,523,217)        (1,353,744,932)
                                                                          ------------         --------------
          Net increase..............................................        38,633,744             42,751,733
        Shares outstanding:
          Beginning of period.......................................       325,827,848            283,076,115
                                                                          ------------         --------------
          End of period.............................................       364,461,592            325,827,848
                                                                          ============         ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the six month period ended February 28, 1997, purchases, sales and maturities of short-term investment securities aggregated $469,147,150, $409,335,000 and $22,000,000, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425%
        of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. Effective January 2, 1996, the Manager agreed to waive a portion of the management fee so that the fee does not exceed the following levels as a percentage of

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        average daily net assets: .50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next
        $250,000,000 and .40% on assets over $1 billion of such net assets. The amount payable to the Manager as of February 28, 1997 was $156,162. Since inception, the Manager has voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that Fund operating expenses exceed .77%, on an annual basis, of the Fund's average daily net assets. Under this voluntary limitation, management fees of $40,432 ($.00002 per share) were waived in the year ended August 31, 1995. In the current period, the Fund's operating expenses fell below .77% of average daily assets. Accordingly, the Fund paid the Manager $21,305 of the fees waived in 1995. If total Fund expenses remain below the expense limitation agreed to by the Manager during the year ending August 31, 1997, the Fund may be required to pay the Manager a portion or all of the previously waived management fee.

       The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million.

       The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of February 28, 1997 was $16,000. In addition, the Manager performs Fund accounting services for the Fund and charged $19,424 during the period of which $6,522 was payable as of February 28, 1997.

       Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 1997 was $40,806. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

       Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1996, the Fund has net tax basis capital loss carryforwards of $17,824, $2,029 and $46,522 which may be applied against any realized net taxable gains until their expiration dates in 2001, 2003 and 2004, respectively.

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